Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule Of Revenue Disaggregated By Type Of Products And Services

The following table presents our revenue disaggregated by type of products and services (in thousands):

	December 31,
	2017	2018
Sequencing revenue	$22,759	$32,978
Development revenue:
Development support	15,689	12,685
Regulatory milestones	—	10,000

Total development revenue	15,689	22,685

Total revenue	$38,448	$55,663